AST WESTERN ASSET CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.4%
Asset-Backed Security — 0.8%
Student Loan
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	68	$68,972
(cost $69,143)
Bank Loans — 0.8%
Airlines — 0.1%
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	10/20/27	10	10,490
Forest Products & Paper — 0.3%
Asplundh Tree Expert LLC,
2021 Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	09/07/27	10	9,922
Schweitzer-Mauduit International, Inc.,
Term Loan
—%(p)	02/09/28^	10	9,950
			19,872
Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co.,
Term Loan
—%(p)	03/25/28	10	9,896
Horizon Therapeutics USA, Inc.,
Incremental Term B-2 Loan, 3 Month LIBOR + 2.000%
2.500%(c)	02/26/28	10	9,962
			19,858
Retail — 0.1%
Great Outdoors Group, LLC,
Term B-1 Loan, 6 Month LIBOR + 4.250%
5.000%(c)	03/06/28	10	9,965
Transportation — 0.1%
XPO Logistics, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	02/24/25	10	9,929

Total Bank Loans (cost $69,484)			70,114
Convertible Bond — 0.2%
Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.,
Sr. Unsec’d. Notes
4.375%	05/05/22	20	20,441
(cost $20,215)
Corporate Bonds — 90.2%
Advertising — 0.5%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.400%	03/01/31	30	29,303
3.750%	10/01/21	10	10,167
			39,470
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense — 3.9%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.875%	06/15/23	10	$10,191
2.196%	02/04/26	80	79,762
2.750%	02/01/26	10	10,274
2.850%	10/30/24	30	31,462
5.150%	05/01/30	10	11,516
6.875%	03/15/39	20	26,667
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25	10	10,830
3.500%	04/01/27	30	33,160
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	30	30,983
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	9,463
3.350%	09/15/21	28	28,378
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	30	31,945
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	10	9,682
4.450%	11/16/38	20	23,258
			347,571
Agriculture — 3.0%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	60	57,019
4.800%	02/14/29	6	6,886
5.950%	02/14/49	10	12,483
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	20	19,670
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	30	29,690
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	38,784
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.875%	05/01/26	40	38,932
2.500%	11/02/22	30	30,982
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	30	33,299
			267,745
Airlines — 0.7%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.900%	10/28/24	20	19,949
A0

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
3.750%	10/28/29	10	$9,790
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	10	10,880
United Airlines 2020-1 Class B Pass Through Trust,
Pass-Through Certificates
4.875%	07/15/27	20	20,750
			61,369
Auto Manufacturers — 5.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	09/10/25	20	19,712
2.050%	01/10/23	30	30,854
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
0.800%	04/01/24	40	40,028
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.083%(c)	09/10/21	10	10,024
Sr. Unsec’d. Notes
4.000%	04/01/25	17	18,521
6.125%	10/01/25	10	11,780
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 1.310%
1.509%(c)	06/30/22	30	30,316
Gtd. Notes
3.700%	05/09/23	20	21,078
4.250%	05/15/23	50	53,499
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.850%	11/01/22	30	30,943
3.400%	06/20/24	40	42,688
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24	10	9,915
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
1.050%	03/08/24	90	90,061
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	20	19,379
1.800%	02/13/25	50	51,375
			480,173
Banks — 6.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.197%(ff)	10/24/26	10	9,864
4.330%(ff)	03/15/50	20	23,069
Sub. Notes, MTN, Series L
4.183%	11/25/27	50	55,620
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.050%	03/02/26	10	9,839
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	10	$9,986
3.668%(ff)	07/24/28	30	32,842
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.093%(ff)	12/09/26	20	19,587
3.800%	03/15/30	10	11,010
3.814%(ff)	04/23/29	20	21,914
Sub. Notes
5.150%	05/22/45	20	25,024
HSBC Holdings PLC (United Kingdom),
Sub. Notes
7.625%	05/17/32	10	13,873
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31	30	29,905
Sub. Notes
2.956%(ff)	05/13/31	110	111,958
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27	50	49,052
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.287%	07/25/27	30	32,681
Morgan Stanley,
Sr. Unsec’d. Notes
0.985%(ff)	12/10/26	20	19,518
Sr. Unsec’d. Notes, GMTN
5.597%(ff)	03/24/51	10	13,947
Sr. Unsec’d. Notes, Series I, MTN
0.864%(ff)	10/21/25	10	9,938
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.125%	08/03/27	30	28,761
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
1.375%	07/22/30	10	9,243
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31	10	11,494
5.013%(ff)	04/04/51	20	25,628
Westpac Banking Corp. (Australia),
Sub. Notes
2.668%(ff)	11/15/35	10	9,511
			584,264
Beverages — 1.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	04/15/48	10	11,465
4.750%	01/23/29	40	46,739
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	9,272
1.650%	06/01/30	10	9,541

A1

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
0.400%	10/07/23	10	$10,035
3.600%	03/01/24	30	32,577
			119,629
Biotechnology — 1.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	30	31,098
3.150%	02/21/40	20	19,936
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	50	50,810
4.750%	03/01/46	10	12,072
			113,916
Building Materials — 0.5%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.493%	02/15/27	20	20,697
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	18,760
			39,457
Chemicals — 0.2%
PPG Industries, Inc.,
Sr. Unsec’d. Notes
1.200%	03/15/26	20	19,654
Commercial Services — 0.4%
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
1.600%	04/06/24	10	9,988
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/30	20	19,859
S&P Global, Inc.,
Gtd. Notes
1.250%	08/15/30	10	9,138
			38,985
Computers — 1.8%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	39,219
2.650%	05/11/50	20	18,248
3.350%	02/09/27	60	65,958
Fortinet, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/26	20	19,563
2.200%	03/15/31	20	19,405
			162,393
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
0.550%	10/29/25	20	$19,668
Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25	150	157,446
Air Lease Corp.,
Sr. Unsec’d. Notes, MTN
0.700%	02/15/24	30	29,628
2.300%	02/01/25	20	20,418
Aircastle Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	08/11/25	10	10,895
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	20	20,017
3.950%	07/01/24	20	20,904
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	19,658
Sr. Unsec’d. Notes
2.000%	03/20/28	10	10,042
CI Financial Corp. (Canada),
Sr. Unsec’d. Notes
3.200%	12/17/30	30	29,749
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	10	9,827
3.300%	03/26/27	10	10,996
3.850%	03/26/50	20	22,668
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40	20	17,671
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	9,106
2.050%	04/15/30	10	9,969
4.300%	12/14/45	20	24,176
			423,170
Electric — 6.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.625%	01/12/23	200	210,118
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.250%	10/15/50	20	23,054
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	10,653
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	10,261

A2

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	$9,039
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	29,184
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(oo)	10	10,159
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	40	41,254
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	20	26,744
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	30	30,220
MidAmerican Energy Co.,
First Mortgage
3.650%	08/01/48	20	21,249
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	10	10,741
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	20	19,818
Pacific Gas & Electric Co.,
First Mortgage
3.850%	11/15/23	40	42,536
San Diego Gas & Electric Co.,
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30	10	9,403
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	21,094
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	10	9,681
			535,208
Electronics — 1.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	30	29,212
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.950%	06/01/30	30	29,552
Vontier Corp.,
Gtd. Notes, 144A
2.400%	04/01/28	30	29,471
			88,235
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.7%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	30	$31,579
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23	30	31,101
			62,680
Foods — 0.5%
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30	10	9,548
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	10	9,137
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31	30	27,468
			46,153
Forest Products & Paper — 0.4%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26	40	38,764
Gas — 0.3%
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34	20	22,070
Healthcare-Services — 2.8%
Adventist Health System,
Bonds
2.952%	03/01/29	10	10,415
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49	20	20,603
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	20	20,476
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31	10	9,675
Centene Corp.,
Sr. Unsec’d. Notes
4.625%	12/15/29	10	10,826
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43	20	26,912
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25	10	10,052
4.187%	10/01/49	30	32,303
Northwell Healthcare, Inc.,
Sec’d. Notes
3.809%	11/01/49	10	10,433

A3

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	$9,990
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	51,059
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	31,305
			244,049
Home Builders — 0.2%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24	10	10,519
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31	10	9,465
			19,984
Household Products/Wares — 0.2%
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30	10	9,575
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.050%	09/15/27	10	9,706
			19,281
Insurance — 3.8%
Allianz SE (Germany),
Jr. Sub. Notes, 144A
3.500%(ff)	11/17/25(oo)	200	203,363
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	10	10,639
AmFam Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.805%	03/11/31	30	29,756
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31	10	9,963
GA Global Funding Trust,
Sec’d. Notes, 144A
1.000%	04/08/24	10	9,989
1.625%	01/15/26	20	19,979
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25	10	9,834
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	10	10,576
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.500%	10/30/24	20	20,962
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	$9,762
			334,823
Internet — 2.9%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.125%	02/09/31	200	190,013
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	18,399
1.900%	08/15/40	10	8,665
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	06/03/27	20	19,583
3.150%	08/22/27	10	10,932
3.875%	08/22/37	10	11,411
			259,003
Iron/Steel — 0.7%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	50	59,363
Lodging — 1.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	41,060
3.500%	08/18/26	30	31,296
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/24	30	31,965
			104,321
Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,810
1.100%	09/14/27	10	9,629
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	10,262
3.250%	04/09/50	10	10,232
			39,933
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	10,707
3.750%	04/15/50	10	11,233
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	10	10,068
			32,008

A4

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41	10	$9,493
5.050%	03/30/29	10	11,500
5.750%	04/01/48	20	24,262
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	31,230
3.400%	04/01/30	10	10,818
4.250%	10/15/30	90	103,835
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	30	32,582
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	40	52,636
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26	30	30,670
Walt Disney Co. (The),
Gtd. Notes
1.650%	09/01/22	30	30,552
			337,578
Mining — 3.0%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	10	13,183
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	30	30,690
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	20	20,820
5.450%	03/15/43	20	24,028
Glencore Canada Corp. (Switzerland),
Gtd. Notes
6.200%	06/15/35	50	61,743
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
1.625%	09/01/25	10	9,993
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	54,887
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30	30	31,333
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	20	21,939
			268,616
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.8%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	30	$30,607
Eaton Corp.,
Gtd. Notes
2.750%	11/02/22	10	10,376
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39	20	28,110
			69,093
Oil & Gas — 5.9%
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	90	82,258
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	21,467
3.078%	05/11/50	10	9,667
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	9,622
2.343%	08/12/50	10	8,419
3.850%	01/15/28	10	11,148
5.050%	11/15/44	30	38,259
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	20	21,772
4.375%	03/15/29	20	22,165
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	20	23,122
5.850%	12/15/25	30	34,988
Devon OEI Operating LLC,
Gtd. Notes
7.500%	09/15/27	20	24,179
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	20	21,064
3.500%	12/01/29	10	10,394
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	20	22,044
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30	10	11,497
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	20	20,159
3.482%	03/19/30	10	10,871
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	5	4,990
4.400%	08/15/49	20	16,666

A5

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.250%	03/17/24	30	$33,309
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	20	19,664
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50	10	9,834
4.000%	05/10/46	20	22,249
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30	6	6,459
			516,266
Packaging & Containers — 0.1%
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	10	9,929
Pharmaceuticals — 6.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	120	127,743
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	10	11,910
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	9,094
3.250%	02/27/27	50	54,621
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25	20	21,479
3.875%	10/15/47	20	21,402
Sr. Unsec’d. Notes
2.400%	03/15/30	40	39,623
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	10	9,627
2.625%	08/15/24	100	105,507
4.780%	03/25/38	20	23,617
5.050%	03/25/48	20	24,551
Johnson & Johnson,
Sr. Unsec’d. Notes
0.950%	09/01/27	10	9,688
2.100%	09/01/40	10	9,108
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	10	9,467
2.350%	06/24/40	10	9,303
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	10	9,551
3.000%	12/15/26	30	32,672
			528,963
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 3.6%
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	$10,191
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30	10	10,323
4.950%	06/15/28	20	22,388
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	10	9,696
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	10	10,014
4.150%	10/16/28	30	33,897
Gtd. Notes, Series D
6.875%	03/01/33	10	13,519
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	30	32,848
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	50	52,488
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	13,671
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	12,553
7.000%	10/15/28	10	12,690
Gtd. Notes, 144A
2.900%	03/01/30	10	10,037
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	10	10,505
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	50	51,194
8.750%	03/15/32	10	14,778
			320,792
Real Estate Investment Trusts (REITs) — 0.3%
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30	10	9,074
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	11/30/26	20	21,520
			30,594
Retail — 2.5%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27	20	19,927
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	20	21,228
3.300%	04/15/40	10	10,546

A6

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
3.900%	12/06/28	10	$11,451
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.700%	10/15/30	20	18,714
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	33,198
Nordstrom, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	04/08/24	20	20,039
Target Corp.,
Sr. Unsec’d. Notes
2.350%	02/15/30	10	10,140
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.150%	05/15/28	20	18,982
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	10	10,300
3.400%	06/26/23	20	21,321
3.700%	06/26/28	20	22,472
			218,318
Semiconductors — 1.8%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/50	10	9,338
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	20	21,580
4.700%	04/15/25	20	22,549
5.000%	04/15/30	10	11,397
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	02/15/60	10	9,466
3.900%	03/25/30	20	22,689
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	10	9,710
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	20	19,974
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/50	10	10,565
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.400%	05/01/30	10	10,547
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	10,814
			158,629
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 2.6%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	20	$20,653
2.300%	02/01/30	30	30,399
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	10	9,439
Intuit, Inc.,
Sr. Unsec’d. Notes
0.650%	07/15/23	10	10,051
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	50	52,816
2.921%	03/17/52	20	19,679
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26	50	52,461
3.950%	03/25/51	20	20,649
4.100%	03/25/61	10	10,344
			226,491
Telecommunications — 6.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	100	96,806
2.750%	06/01/31	10	9,962
3.100%	02/01/43	20	18,671
4.250%	03/01/27	10	11,244
4.300%	02/15/30	10	11,258
4.500%	03/09/48	10	10,974
Bell Canada (Canada),
Gtd. Notes, Series US-3
0.750%	03/17/24	40	39,946
Gtd. Notes, Series US-4
3.650%	03/17/51	10	10,130
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	14,833
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	10	9,706
Sr. Sec’d. Notes, 144A
2.050%	02/15/28	10	9,809
2.250%	11/15/31	30	28,472
2.550%	02/15/31	10	9,772
3.875%	04/15/30	20	21,702
4.375%	04/15/40	10	11,058
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30	10	9,201
2.550%	03/21/31	10	9,987
2.650%	11/20/40	20	18,280
2.875%	11/20/50	10	8,886
3.400%	03/22/41	30	30,472
3.550%	03/22/51	100	99,930
4.329%	09/21/28	60	68,699

A7

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.400%	11/01/34	10	$11,434
4.522%	09/15/48	20	23,059
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28	10	11,485
			605,776
Transportation — 0.5%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/24	20	21,606
3.950%	09/10/28	20	22,483
			44,089

Total Corporate Bonds (cost $7,920,453)			7,958,473
Sovereign Bond — 0.1%
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	10	10,010
(cost $10,000)
U.S. Treasury Obligations — 7.3%
U.S. Treasury Bonds
1.250%	05/15/50	120	90,694
1.375%	08/15/50(a)	270	210,980
1.625%	11/15/50	10	8,342
U.S. Treasury Notes
0.125%	09/15/23	20	19,945
0.250%	06/30/25	10	9,797
0.375%	11/30/25	130	127,156
0.375%	12/31/25	120	117,188
0.625%	12/31/27	60	57,131

Total U.S. Treasury Obligations (cost $713,649)			641,233

Total Long-Term Investments (cost $8,802,944)			8,769,243

	Shares
Short-Term Investments — 3.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	157,471	157,471
PGIM Institutional Money Market Fund (cost $175,934; includes $175,915 of cash collateral for securities on loan)(b)(wa)	176,020	175,932

Total Short-Term Investments (cost $333,405)		333,403

TOTAL INVESTMENTS—103.2% (cost $9,136,349)		9,102,646

Liabilities in excess of other assets(z) — (3.2)%		(280,276)

Net Assets — 100.0%		$8,822,370

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
MXN	Mexican Peso

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,950 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $171,354; cash collateral of $175,915 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A8

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Jun. 2021	$441,453	$(407)
5	5 Year U.S. Treasury Notes	Jun. 2021	616,992	(7,282)
				(7,689)
Short Positions:
4	10 Year U.S. Treasury Notes	Jun. 2021	523,750	9,055
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	362,438	20,699
				29,754
				$22,065
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Mexican Peso,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	MXN	545	$26,913	$26,609	$—	$(304)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9